Interests in Other Entities (Details) - Schedule of non-controlling interest is attributed - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Interests in Other Entities (Details) - Schedule of non-controlling interest is attributed [Line Items]
Non controlling interests	S/ 253,450	S/ 327,690
Viva Negocio Inmobiliario S.A. and subsidiaries [Member]
Interests in Other Entities (Details) - Schedule of non-controlling interest is attributed [Line Items]
Non controlling interests	116,400	132,238
Red Vial 5 S.A. [Member]
Interests in Other Entities (Details) - Schedule of non-controlling interest is attributed [Line Items]
Non controlling interests	55,559	57,941
Tren Urbano de Lima S.A. [Member]
Interests in Other Entities (Details) - Schedule of non-controlling interest is attributed [Line Items]
Non controlling interests	41,757	59,231
Unna Energia S.A. [Member]
Interests in Other Entities (Details) - Schedule of non-controlling interest is attributed [Line Items]
Non controlling interests	29,217	24,162
Cumbra Peru S.A. and subsidiaries [Member]
Interests in Other Entities (Details) - Schedule of non-controlling interest is attributed [Line Items]
Non controlling interests	9,430	51,798
Others [Member]
Interests in Other Entities (Details) - Schedule of non-controlling interest is attributed [Line Items]
Non controlling interests	S/ 1,087	S/ 2,320